Cover - shares	12 Months Ended
	Jun. 30, 2025	Nov. 12, 2025
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Scage Future
Entity Central Index Key	0002000366
Entity File Number	001-42632
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	2F, Building 6, No. 6 Fengxin Road
Entity Address, Address Line Two	Yuhuatai District
Entity Address, City or Town	Nanjing City
Entity Address, Country	CN
Entity Address, Postal Zip Code	210012
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding		72,243,992
American depositary shares, each representing one ordinary share, par value US$0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares, each representing one ordinary share, par value US$0.0001 per share
Trading Symbol	SCAG
Security Exchange Name	NASDAQ
Warrants, each exercisable for one ordinary share at an exercise price of $11.50 per share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	SCAGW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mr. Chao Gao
Entity Address, Address Line One	2F, Building 6, No. 6 Fengxin Road
Entity Address, Address Line Two	Yuhuatai District
Entity Address, City or Town	Nanjing City
Entity Address, Country	CN
Entity Address, Postal Zip Code	210012
Entity Phone Fax Numbers [Line Items]
City Area Code	(86)
Local Phone Number	25-5240-9912